NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------
  Assisted Living -- 4.8%
  -----------------------------------------------------------------------------------------
  NR       NR        $   6,035    Arizona Health Facilities Authority,
                                  (Care Institute, Inc. - Mesa), 7.625%,
                                  1/1/26                                    $     6,258,114
  NR       NR           17,070    Bell County, TX, Health Facilities,
                                  (Care Institute, Inc., Texas), 9.00%,
                                  11/1/24                                        19,364,720
  NR       NR            5,000    Chester, PA, IDA, (Senior Life Choice of
                                  Paoli, L.P.), (AMT), 8.05%, 1/1/24              5,536,800
  NR       NR            3,060    Chester, PA, IDA, (Senior Life-Choice of
                                  Kimberton), (AMT), 8.50%, 9/1/25                3,468,755
  NR       NR            5,000    Delaware, PA, IDA, (Glen Riddle), (AMT),
                                  8.625%, 9/1/25                                  5,700,450
  NR       NR           10,000    Glen Cove, NY, IDA, (Regency at Glen
                                  Cove), 9.50%, 7/1/12                           10,677,500
  NR       NR           15,000    Illinois Development Finance Authority,
                                  (Care Institute, Inc. - Illinois),
                                  7.80%, 6/1/25                                  16,339,200
  NR       NR            4,605    New Jersey EDA, (Chelsea at East
                                  Brunswick), (AMT), 8.25%, 10/1/20               5,075,217
  NR       NR           10,000    New Jersey EDA, (Forsgate), (AMT),
                                  8.625%, 6/1/25                                 11,459,500
  NR       NR            4,935    North Syracuse Village Housing
                                  Authority, NY, (AJM Senior Housing,
                                  Inc., Janus Park), 8.00%, 6/1/24                5,110,242
  NR       NR            7,915    Roseville, MN, Elder Care Facility,
                                  (Care Institute, Inc. - Roseville),
                                  7.75%, 11/1/23                                  8,100,448
  NR       NR           12,430    St. Paul, MN, Housing and Redevelopment,
                                  (Care Institute, Inc.-Highland), 8.75%,
                                  11/1/24                                        14,229,615
  -----------------------------------------------------------------------------------------
                                                                            $   111,320,561
  -----------------------------------------------------------------------------------------
  Cogeneration -- 4.5%
  -----------------------------------------------------------------------------------------
  NR       NR        $  22,150    Maryland Energy Cogeneration, (AES
                                  Warrior Run), (AMT), 7.40%, 9/1/19        $    23,654,207
  NR       BB+          30,775    New Jersey EDA, (Vineland Cogeneration)
                                  (AMT), 7.875%, 6/1/19                          33,228,690

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Cogeneration (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $  12,950    Palm Beach County, FL, (Osceola Power),
                                  (AMT), 6.95%, 1/1/22(1)                   $     9,842,000
  NR       BBB-          6,100    Pennsylvania EDA, (Northampton
                                  Generating), (AMT), 6.50%, 1/1/13               6,422,568
  NR       BBB-         18,450    Pennsylvania EDA, (Northampton
                                  Generating), (AMT), 6.60%, 1/1/19              19,542,240
  NR       NR            7,000    Pennsylvania EDA, (Northampton
                                  Generating), Junior Liens, (AMT),
                                  6.875%, 1/1/11                                  7,333,830
  NR       NR            5,000    Pennsylvania EDA, (Northampton
                                  Generating), Junior Liens, (AMT), 6.95%,
                                  1/1/21                                          5,244,900
  -----------------------------------------------------------------------------------------
                                                                            $   105,268,435
  -----------------------------------------------------------------------------------------
  Education -- 1.3%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  12,390    California Educational Facilities
                                  Authority, (Stanford University), 5.35%,
                                  6/1/27                                    $    12,780,657
  NR       NR            1,250    Massachusetts HEFA, (Nichols College),
                                  7.00%, 10/1/20                                  1,368,088
  Ba1      NR            4,235    New Hampshire HEFA, (Franklin Pierce Law
                                  Center), 7.50%, 7/1/22                          4,765,646
  A3       A-            9,000    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 7.50%, 5/15/11                    10,975,590
  -----------------------------------------------------------------------------------------
                                                                            $    29,889,981
  -----------------------------------------------------------------------------------------
  Electric Utilities -- 2.9%
  -----------------------------------------------------------------------------------------
  B2       B         $  14,000    Apache County, AZ, IDA, (Tuscon Electric
                                  Power Co.), 5.85%, 3/1/28                 $    13,902,560
  Baa1     BBB          10,000    Brazos River Authority, TX, Pollution
                                  Control Revenue, (AMT), 5.55%, 6/1/30           9,924,400
  Ba3      B+           10,000    Connecticut State Development Authority,
                                  (Connecticut Light and Power), 5.85%,
                                  9/1/28                                         10,125,800

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Electric Utilities (continued)
  -----------------------------------------------------------------------------------------
  Ba3      B+        $  13,000    Connecticut State Development Authority,
                                  (Western Massachusetts Electric Co.),
                                  5.85%, 9/1/28                             $    13,092,950
  A1       A+            9,500    Intermountain Power Agency, UT, 5.00%,
                                  7/1/23                                          9,144,130
  NR       NR           11,000    Long Island, NY, Power Authority,
                                  (RITES), Variable Rate, 12/1/29(2)             11,602,470
  -----------------------------------------------------------------------------------------
                                                                            $    67,792,310
  -----------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 21.8%
  -----------------------------------------------------------------------------------------
  NR       AAA       $   6,317    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  Prerefunded to 2/1/03, 8.625%, 2/1/20     $     7,498,248
  NR       AAA           6,800    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  Prerefunded to 2/1/03, 8.85%, 2/1/23            8,024,612
  Aaa      AAA          42,500    Bakersfield, CA, (Bakersfield Assisted
                                  Living Center), Escrowed to Maturity,
                                  0.00%, 4/15/21                                 13,119,750
  NR       NR            2,200    Bexar County, TX, Health Facilities,
                                  (St. Luke's Lutheran), Escrowed to
                                  Maturity, 7.00%, 5/1/21                         2,764,938
  NR       AAA         171,955    Colorado Health Facilities Authority,
                                  (Liberty Heights), Escrowed to Maturity,
                                  0.00%, 7/15/24                                 44,197,593
  Aaa      NR          225,500    Dawson Ridge, CO, Metropolitan District
                                  #1, Escrowed to Maturity, 0.00%, 10/1/22       58,900,599
  Aaa      NR           30,000    Dawson Ridge, CO, Metropolitan District
                                  #1, Escrowed to Maturity, 0.00%, 10/1/22        7,836,000
  Aaa      AAA           7,610    Detroit, MI, Sewer Disposal, (FGIC),
                                  Prerefunded to 7/17/03, Variable
                                  Rate, 7/1/23(2)                                 8,865,650
  NR       NR            7,000    Florida State, (Mid-Bay Bridge
                                  Authority), Escrowed to Maturity,
                                  6.875%, 10/1/22                                 8,702,260

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $   4,310    Hazelton Luzerne, PA, (Saint Joseph
                                  Medical Center), Prerefunded to 7/1/03,
                                  8.375%, 7/1/12                            $     5,034,640
  NR       AAA         101,555    Illinois Development Finance Authority,
                                  (Regency Park), Escrowed to Maturity,
                                  0.00%, 7/15/23                                 25,357,268
  NR       AAA          60,360    Illinois Development Finance Authority,
                                  (Regency Park), Escrowed to Maturity,
                                  0.00%, 7/15/25                                 13,443,983
  NR       NR            4,650    Illinois HEFA, (Chicago Osteopathic
                                  Health Systems), Escrowed to Maturity,
                                  7.125%, 5/15/11                                 5,482,676
  NR       NR            4,500    Illinois HEFA, (Chicago Osteopathic
                                  Health Systems), Prerefunded to
                                  11/15/19, 7.25%, 5/15/22                        5,677,740
  NR       AAA           4,790    Kansas City, MO, IDA, (Kingswood United
                                  Methodist Manor), Prerefunded to
                                  11/15/03, 9.00%, 11/15/13                       5,846,722
  Aaa      AAA          20,400    Loudoun County, VA, IDA, (Falcons
                                  Landing), Prerefunded to 11/1/04, 8.75%,
                                  11/1/24                                        25,668,300
  NR       AAA          11,890    Louisiana Public Facilities Authority,
                                  (Southern Baptist Hospitals, Inc.),
                                  Escrowed to Maturity, 8.00%, 5/15/12           14,548,366
  Aaa      AAA          18,600    Louisville, KY, Hospital Revenue,
                                  (MBIA), Prerefunded to 10/30/01,
                                  Variable
                                  Rate, 10/1/14(2)                               20,191,974
  Baa1     BBB-          6,500    Maricopa County, AZ, (Sun Health Corp.),
                                  Prerefunded to 4/1/02, 8.125%, 4/1/12           7,391,020
  NR       NR            5,675    Maricopa County, AZ, IDA, (Place Five
                                  and The Greenery), Escrowed to Maturity,
                                  6.625%, 1/1/27                                  6,591,910
  NR       NR            1,000    Maricopa County, AZ, IDA, Multifamily,
                                  Escrowed to Maturity, 6.45%, 1/1/17             1,135,150
  Aaa      AAA          41,015    Massachusetts Turnpike Authority,
                                  (FGIC), Escrowed to Maturity, 5.125%,
                                  1/1/23                                         41,679,852

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $   4,300    Mille Lacs Capital Improvements, MN,
                                  (Mille Lacs Band of Chippewa Indians),
                                  Prerefunded to 11/1/02, 9.25%, 11/1/12    $     5,141,510
  Baa3     NR            5,000    Mississippi Hospital Equipment and
                                  Facilities Authority, (Magnolia
                                  Hospital), Prerefunded to 10/01/01,
                                  7.375%, 10/1/21                                 5,514,150
  Aaa      NR          100,000    Mississippi Housing Finance Corp.,
                                  Single Family, (AMT), Escrowed to
                                  Maturity, 0.00%, 6/1/15                        45,075,999
  Aaa      AAA          10,000    New Hampshire HEFA, (Riverwoods at
                                  Exeter), Prerefunded to 3/1/03, 9.00%,
                                  3/1/23                                         12,241,800
  NR       NR           22,500    New Jersey Sports and Exposition
                                  Authority, (Monmouth Park), Prerefunded
                                  to 1/1/05, 8.00%, 1/1/25                       27,263,475
  Aaa      NR            6,105    North Salt Lake Municipal Building
                                  Authority, Davis County, UT, Prerefunded
                                  to 12/01/02, 8.625%, 12/1/17                    7,281,800
  Aaa      AAA          46,210    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/20            16,350,946
  Aaa      AAA          72,685    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/21            24,411,257
  Aaa      AAA          45,045    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/23            13,633,320
  Aaa      AAA          15,000    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/25             4,088,850
  Baa2     BBB           5,435    South Dakota HEFA, (Prairie Lakes Health
                                  Care), Prerefunded to 04/01/03, 7.25%,
                                  4/1/22                                          6,184,487

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   1,600    Washington Public Power Supply System,
                                  (Nuclear Project Number 2), (MBIA),
                                  Escrowed to Maturity, 14.375%, 7/1/01     $     1,805,104
  -----------------------------------------------------------------------------------------
                                                                            $   506,951,949
  -----------------------------------------------------------------------------------------
  General Obligations -- 1.2%
  -----------------------------------------------------------------------------------------
  Aa2      AA+       $  10,000    Florida Board of Education, 4.75%,
                                  6/1/28                                    $     9,434,900
  Aaa      AAA          15,000    North East Independent School District,
                                  TX, 4.50%, 10/1/28                             13,602,900
  Aa1      AA+           4,665    Washington State, 5.75%, 7/1/14                 5,023,459
  -----------------------------------------------------------------------------------------
                                                                            $    28,061,259
  -----------------------------------------------------------------------------------------
  Hospital -- 5.8%
  -----------------------------------------------------------------------------------------
  NR       BBB       $   6,500    Arizona HFA, (Phoenix Memorial
                                  Hospital), 8.20%, 6/1/21                  $     6,912,230
  NR       NR            2,360    Berlin, MD, (Atlantic General Hospital),
                                  8.375%, 6/1/22                                  2,536,434
  NR       NR           10,180    Chaves County, NM, (Eastern New Mexico
                                  Medical Center), 7.25%, 12/1/22                11,542,491
  NR       NR           11,000    Colorado Health Facilities Authority,
                                  (Rocky Mountain Adventist), (RITES),
                                  Variable Rate, 2/1/22(2)                       11,763,070
  Baa3     NR            4,000    Corinth and Alcorn County, MS, (Magnolia
                                  Registered Health Center), 5.50%,
                                  10/1/21                                         3,874,640
  Baa3     NR              300    Corinth and Alcorn County, MS, (Magnolia
                                  Registered Health Center), 5.50%,
                                  10/1/21                                           290,598
  Baa1     NR            4,000    Crossville, TN, HEFA, (Cumberland
                                  Medical Center), 6.75%, 11/1/12                 4,263,280
  A3       BBB+          6,000    District of Columbia, (Washington
                                  Hospital Center Issue-Medlantic
                                  Healthcare Group, Inc.), 7.125%, 8/15/19        6,709,860
  NR       A-            5,000    Dubuque, IA, (Finley Hospital), 6.875%,
                                  1/1/12                                          5,365,000

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Hospital (continued)
  -----------------------------------------------------------------------------------------
  NR       BB        $   4,000    Hawaii State Department of Budget and
                                  Finance, (Wahiawa General Hospital),
                                  7.50%, 7/1/12                             $     4,282,560
  Baa1     NR            1,000    Illinois Health Facilities Authority,
                                  (Holy Cross Hospital), 6.70%, 3/1/14            1,090,300
  Baa1     NR            2,650    Illinois Health Facilities Authority,
                                  (Holy Cross Hospital), 6.75%, 3/1/24            2,895,019
  Baa2     NR            4,500    Indiana Health Facility Financing
                                  Authority, (Memorial Hospital and Health
                                  Care Center), 7.40%, 3/1/22                     4,815,990
  NR       BBB           8,010    Louisiana Public Facilities Authority,
                                  (General Health Systems), 6.80%, 11/1/16        8,783,045
  NR       AA+          10,000    Maricopa County, AZ, IDA, Residual
                                  Certs, Variable
                                  Rate, 11/15/37(2)(3)                            9,802,700
  Baa      NR            2,000    Marshall County, AL, (Guntersville-Arab
                                  Medical Center), 7.00%, 10/1/09                 2,135,400
  Baa      NR            2,000    Marshall County, AL, (Guntersville-Arab
                                  Medical Center), 7.00%, 10/1/13                 2,141,180
  Baa2     BBB+          2,000    Oklahoma Development Finance Authority,
                                  (Hillcrest Health System), 5.625%,
                                  8/15/29                                         1,991,760
  Ca       CCC           9,000    Philadelphia, PA, HEFA, (Graduate Health
                                  System), 6.625%, 7/1/21(1)                      3,420,000
  Ca       CCC           2,250    Philadelphia, PA, HEFA, (Graduate Health
                                  System), 7.25%, 7/1/18(1)                         855,000
  Caa3     NR            3,075    Prince George's County, MD, (Greater
                                  Southeast Healthcare System), 6.375%,
                                  1/1/23                                          2,060,250
  Baa3     BBB-          7,750    Rhode Island HEFA, (Saint Joseph Health
                                  Services), 5.50%, 10/1/29                       7,334,678
  NR       AA+          22,500    Rochester, MN, Health Care Facilities
                                  Revenue, (Mayo Clinic), 5.50%, 11/15/27        23,323,050
  Aaa      AAA           4,800    Winslow, AZ, IDA, (Winslow Memorial
                                  Hospital), 9.50%, 6/1/22                        5,738,832
  -----------------------------------------------------------------------------------------
                                                                            $   133,927,367
  -----------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------
  Hotel -- 0.1%
  -----------------------------------------------------------------------------------------
  NR       NR        $   4,205    Niagara County, NY IDA, (Wintergarden
                                  Inn Associates), 9.75%, 6/1/11(1)         $     1,682,000
  -----------------------------------------------------------------------------------------
                                                                            $     1,682,000
  -----------------------------------------------------------------------------------------
  Housing -- 2.5%
  -----------------------------------------------------------------------------------------
  NR       NR        $   7,055    Arkansas Development Finance Authority,
                                  MFMR, (Park Apartments), (AMT), 5.95%,
                                  12/1/28                                   $     7,005,686
  Aa       AA-           9,400    California Housing Finance Agency, RIBS,
                                  (AMT), Variable Rate, 8/1/23(2)                10,739,500
  Aa2      NR            5,000    Colorado HFA, Single Family Housing,
                                  (AMT), 7.55%, 11/1/27                           5,676,400
  NR       NR           10,800    Lake Creek, CO, (Affordable Housing
                                  Corp.), Multifamily, 6.25%, 12/1/23            10,906,488
  NR       NR            8,000    Los Angeles County Housing Authority,
                                  CA, (Corporate Fund for Housing),
                                  Multifamily, 10.50%, 12/1/29                    7,771,840
  NR       NR            1,500    Maricopa County, AZ, IDA, (National
                                  Health Facilities II), 6.375%, 1/1/19           1,513,170
  NR       NR            3,525    Minneapolis, MN, Community Development,
                                  (Lindsay Brothers), 1.50%, 12/1/07              2,854,298
  NR       NR            3,305    Minneapolis, MN, Community Development,
                                  (Lindsay Brothers), 9.50%, 12/1/07              3,716,076
  Aa1      AA+           8,710    Montana Board of Housing, Single Family,
                                  (AMT), 5.45%, 6/1/27                            8,809,555
  -----------------------------------------------------------------------------------------
                                                                            $    58,993,013
  -----------------------------------------------------------------------------------------
  Industrial Development Revenue -- 17.6%
  -----------------------------------------------------------------------------------------
  NR       NR        $   7,500    Austin, TX, (Cargoport Development LLC),
                                  (AMT), 8.30%, 10/1/21                     $     8,260,800
  NR       NR            2,000    California Pollution Control Financing
                                  Authority, (Laidlaw Environmental),
                                  (AMT), 6.70%, 7/1/07                            2,087,040

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  -----------------------------------------------------------------------------------------
  NR       BB-       $   2,000    Camden County, NJ, (Holt Hauling),
                                  (AMT), 9.875%, 1/1/21                     $     2,461,740
  Baa2     BBB           6,050    Carbon County, UT, (Laidlaw
                                  Environmental), (AMT), 7.50%, 2/1/10            6,810,304
  Baa2     BBB-         20,275    Chicago, IL, O'Hare International,
                                  (American Airlines), 8.20%, 12/1/24            23,890,033
  NR       NR            6,000    Clark County, NV, (Nevada Power),
                                  (RITES), (AMT), Variable Rate,
                                  11/1/30(2)                                      6,257,160
  Baa1     BBB          24,000    Courtland, AL, (Champion International
                                  Corp.), (AMT), 7.00%, 6/1/22                   25,764,960
  Baa2     BBB-         41,000    Dallas-Fort Worth, TX, International
                                  Airport Facility, (American Airlines),
                                  7.25%, 11/1/30                                 44,967,569
  Baa3     BB+          52,500    Denver, CO, Airport Special Facilities,
                                  (United Airlines), (AMT), 6.875%,
                                  10/1/32                                        56,079,974
  Baa2     BBB-          8,000    Effingham County, GA, Solid Waste
                                  Disposal, (Fort James), (AMT), 5.625%,
                                  7/1/18                                          8,016,400
  Baa1     BBB          18,480    Gulf Coast, TX, Waste Disposal,
                                  (Champion International Corp.), (AMT),
                                  6.875%, 12/1/28                                20,057,268
  Baa1     BBB           7,000    Gulf Coast, TX, Waste Disposal,
                                  (Champion International Corp.), (AMT),
                                  7.45%, 5/1/26                                   7,571,620
  NR       NR            5,928    Gwinnett County, GA, (Plastics/
                                  Packaging, Inc.), (AMT), 0.00%,
                                  5/1/13(1)                                       2,548,855
  NR       NR            6,645    Hardeman County, TN, (Correctional
                                  Facilities Corp.), 7.75%, 8/1/17                7,446,653
  Ba2      BB            4,725    Hawaii State Department of
                                  Transportation, (Continental Airlines,
                                  Inc.), (AMT), 5.625%, 11/15/27                  4,721,315
  NR       NR            6,500    Kimball, NE, EDA, (Clean Harbors, Inc.),
                                  10.75%, 9/1/26                                  7,071,675
  Baa2     NR            7,500    Little River County, AR,
                                  (Georgia-Pacific Corp.), (AMT), 5.60%,
                                  10/1/26                                         7,543,800

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  -----------------------------------------------------------------------------------------
  Baa1     BBB       $   5,000    McMinn County, TN, (Calhoun Newsprint
                                  Co. - Bowater, Inc.), (AMT), 7.40%,
                                  12/1/22                                   $     5,517,700
  NR       NR           10,000    Michigan Strategic, (S.D. Warren Co.),
                                  7.375%, 1/15/22                                10,984,900
  NR       NR           15,000    Michigan Strategic, (S.D. Warren Co.),
                                  (AMT), 7.375%, 1/15/22                         16,477,350
  NR       NR            3,810    Middleboro, MA, (Read Corp.), 9.50%,
                                  10/1/10                                         4,023,970
  NR       NR           17,000    New Jersey EDA, (Holt Hauling), 7.75%,
                                  3/1/27                                         18,853,680
  NR       NR            1,500    New Jersey EDA, (Holt Hauling), (AMT),
                                  7.90%, 3/1/27                                   1,680,945
  NR       NR            1,000    Ohio Solid Waste Revenue, (Republic
                                  Engineered Steels, Inc.), (AMT), 9.00%,
                                  6/1/21                                          1,070,900
  NR       NR           22,600    Peninsula Ports Authority, VA, (Zeigler
                                  Coal), 6.90%, 5/2/22                           22,650,172
  Baa3     BBB          10,000    Pennsylvania, IDA, (Sun Company), (AMT),
                                  7.60%, 12/1/24                                 11,337,200
  B3       D             2,585    Riverdale Village, IL, (ACME Metals,
                                  Inc.), (AMT), 7.90%, 4/1/24(1)                  2,248,950
  B3       D             2,000    Riverdale Village, IL, (ACME Metals,
                                  Inc.), (AMT), 7.95%, 4/1/25(1)                  1,740,000
  NR       NR            2,400    Savannah, GA, (Intercat-Savannah, Inc.),
                                  (AMT), 9.75%, 7/1/10                            2,536,536
  NR       NR            3,810    Savannah, GA, EDA, (Intercat-Savannah,
                                  Inc.), (AMT), 9.00%, 1/1/15                     4,170,350
  NR       NR            2,000    Skowhegan, ME, (S.D. Warren Co.), (AMT),
                                  6.65%, 10/15/15                                 2,117,060
  NR       NR            3,500    Toole County, UT, Pollution Control,
                                  (Laidlaw Environmental), (AMT), 7.55%,
                                  7/1/27                                          3,837,190
  Aa2      AA+          37,000    Valdez, AK, Marine Terminal, (BP
                                  Pipelines, Inc.), 5.85%, 8/1/25                38,553,999

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  -----------------------------------------------------------------------------------------
  Aa2      AA        $  15,000    Valdez, AK, Marine Terminal, (Mobil
                                  Alaska Pipeline), 5.75%, 11/1/28          $    15,576,900
  Baa2     AA-           4,000    Yavapai County, AZ, IDA, (Citizens
                                  Utilities Co.), (AMT), 5.45%, 6/1/33            4,109,720
  -----------------------------------------------------------------------------------------
                                                                            $   409,044,688
  -----------------------------------------------------------------------------------------
  Insured - Electric Utilities -- 4.3%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  10,000    Brazos River Authority, TX, (Houston
                                  Lighting and Power Co.), (AMBAC), (AMT),
                                  5.05%, 11/1/18(4)                         $     9,919,700
  Aaa      AAA          22,000    Intermountain Power Agency, UT, (MBIA),
                                  5.75%, 7/1/19                                  23,536,700
  Aaa      AAA          10,000    Intermountain Power Agency, UT, (MBIA),
                                  6.00%, 7/1/16                                  10,916,700
  Aaa      AAA          10,000    Los Angeles, CA, Department of Water and
                                  Power, (MBIA), 5.00%, 10/15/33                  9,862,100
  Aaa      AAA          12,500    Matagorda County, TX, Navigation
                                  District, (Houston Lighting), (AMBAC),
                                  (AMT), 5.125%, 11/1/28                         12,367,875
  Aaa      AAA          16,500    Sacramento, CA, Municipal Utility
                                  District, (MBIA), Variable Rate,
                                  11/15/15(2)                                    18,026,250
  Aaa      AAA          15,350    South Carolina Public Services, RIBS,
                                  (FGIC), Variable
                                  Rate, 1/1/25(2)(3)                             14,429,000
  -----------------------------------------------------------------------------------------
                                                                            $    99,058,325
  -----------------------------------------------------------------------------------------
  Insured - General Obligations -- 3.6%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  30,000    Chicago, IL, Board of Education, (FGIC),
                                  0.00%, 12/1/20                            $     9,699,000
  Aaa      AAA          20,000    Chicago, IL, Board of Education, (FGIC),
                                  0.00%, 12/1/26                                  4,662,800
  Aaa      AAA           7,000    Detroit, MI, School District, (FGIC),
                                  4.75%, 5/1/28                                   6,625,290
  Aaa      AAA          10,000    Detroit, MI, School District, (FGIC),
                                  5.25%, 5/1/25(4)                               10,309,800
  Aaa      AAA          12,500    Florida Board of Education, (FGIC),
                                  4.50%, 6/1/23                                  11,488,500
  Aaa      AAA          10,000    Florida Board of Education, (FGIC),
                                  4.50%, 6/1/24                                   9,174,000

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Insured - General Obligations (continued)
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   5,500    Michigan State Trunk Line, (MBIA),
                                  5.00%, 11/1/26                            $     5,382,905
  Aaa      AAA          18,000    South-Western City School District, OH,
                                  Franklin and Pickway Counties, (AMBAC),
                                  4.75%, 12/1/26                                 17,057,340
  Aaa      NR            9,455    Spring Ford School District, PA, (FGIC),
                                  4.75%, 3/1/25                                   8,975,159
  -----------------------------------------------------------------------------------------
                                                                            $    83,374,794
  -----------------------------------------------------------------------------------------
  Insured - Hospital -- 0.3%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   7,000    Montgomery County, PA, HEFA, (Abington
                                  Memorial Hospital) (AMBAC), Variable
                                  Rate, 7/5/11(2)                           $     8,085,000
  -----------------------------------------------------------------------------------------
                                                                            $     8,085,000
  -----------------------------------------------------------------------------------------
  Insured - Housing -- 0.4%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   7,525    SCA Multifamily Mortgage, Industrial
                                  Development Board, Hamilton County, TN,
                                  (FSA), (AMT), 7.35%, 1/1/30               $     8,368,176
  -----------------------------------------------------------------------------------------
                                                                            $     8,368,176
  -----------------------------------------------------------------------------------------
  Insured - Industrial Development Revenue -- 0.6%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  11,950    Chicago, IL, (The Peoples Gas Light and
                                  Coke Company), (AMBAC), RIBS, (AMT),
                                  Variable Rate, 12/1/23(2)(3)              $    12,897,635
  -----------------------------------------------------------------------------------------
                                                                            $    12,897,635
  -----------------------------------------------------------------------------------------
  Insured - Senior Living / Life Care -- 0.2%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   4,500    Maryland HEFA, (Medlantic/ Helix Issue),
                                  (AMBAC), 4.75%, 8/15/28                   $     4,271,130
  -----------------------------------------------------------------------------------------
                                                                            $     4,271,130
  -----------------------------------------------------------------------------------------
  Insured - Special Tax Revenue -- 2.7%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   7,000    George L. Smith, (Georgia World Congress
                                  Center- Domed Stadium), (MBIA), (AMT),
                                  5.50%, 7/1/20(5)                          $     7,035,910

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Insured - Special Tax Revenue (continued)
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   9,800    Metropolitan Pier and Exposition
                                  Authority, IL, (McCormick Place
                                  Expansion), RIBS, (MBIA), Variable Rate,
                                  6/15/27(2)(3)                             $    11,410,434
  Aaa      AAA           6,370    New Jersey Sports and Exposition
                                  Authority, (MBIA), 4.50%, 3/1/19                5,974,805
  Aaa      AAA           3,415    Regional Transportation Authority, LA,
                                  (FGIC), 0.00%, 12/1/12                          1,766,955
  Aaa      AAA          10,935    Regional Transportation Authority, LA,
                                  (FGIC), 0.00%, 12/1/15                          4,754,647
  Aaa      AAA          10,000    Regional Transportation Authority, LA,
                                  (FGIC), 0.00%, 12/1/21                          3,111,900
  Aaa      AAA          20,000    South Orange County, CA, Public
                                  Financing Authority, (FGIC), Variable
                                  Rate, 8/15/15(2)(4)                            21,500,000
  Aaa      AAA           7,000    Utah Municipal Finance Corp., Local
                                  Government Revenue, (FSA), 0.00%, 3/1/10        4,210,990
  Aaa      AAA           6,000    Utah Municipal Finance Corp., Local
                                  Government Revenue, (FSA), 0.00%, 3/1/11        3,409,320
  -----------------------------------------------------------------------------------------
                                                                            $    63,174,961
  -----------------------------------------------------------------------------------------
  Insured - Transportation -- 4.5%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  26,000    Central Puget Sound, WA, Transportation
                                  Authority, (FGIC), 4.75%, 2/1/28(4)       $    24,297,000
  Aaa      AAA          19,000    Massachusetts State Turnpike Authority,
                                  (FGIC), 5.00%, 1/1/20                          19,231,990
  Aaa      AAA          14,400    Metropolitan Washington, DC Airport
                                  Authority, (MBIA), Variable Rate,
                                  4/1/21(2)(3)                                   15,662,304
  Aaa      AAA          18,200    Mobile, AL, Airport Authority, (MBIA),
                                  6.375%, 10/1/14(4)                             20,161,232
  Aaa      AAA           5,000    New Jersey State Transportation
                                  Authority, (FSA), 4.50%, 6/15/19                4,711,300
  Aaa      AAA          10,000    Philadelphia, PA, IDA, (Philadelphia
                                  Airport System), (FGIC), (AMT), 5.125%,
                                  7/1/28                                          9,791,400

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Insured - Transportation (continued)
  -----------------------------------------------------------------------------------------
  NR       AAA       $  10,000    Triborough Bridge and Tunnel Authority,
                                  NY, (MBIA), Variable Rate, 1/1/19(2)(3)   $    10,711,800
  -----------------------------------------------------------------------------------------
                                                                            $   104,567,026
  -----------------------------------------------------------------------------------------
  Insured - Water and Sewer -- 4.1%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  30,395    California State Department Water
                                  Resources, (Central Valley Water
                                  Systems), (FGIC), 5.25%, 12/1/28(4)       $    30,968,553
  Aaa      AAA           2,390    Detroit, MI, Sewer Disposal, (FGIC),
                                  Variable
                                  Rate, 7/1/23(2)                                 2,631,988
  Aaa      AAA          25,500    Fulton County, GA, Water and Sewer,
                                  (FGIC), 4.75%, 1/1/28(4)                       24,141,105
  Aaa      AAA           7,150    Harrisburg, PA, Water Revenue Bonds,
                                  RIBS, (FGIC), Variable Rate, 8/11/16(2)         7,453,875
  Aaa      AAA          12,800    Honolulu, HI, City and County Waterworks
                                  System Revenue, (FGIC), 4.50%, 7/1/28          11,611,392
  Aaa      AAA           9,000    Louisville and Jefferson County, KY,
                                  Metropolitan Sewer District and Drainage
                                  System Revenue, (FGIC), 4.75%, 5/15/28          8,517,870
  Aaa      AAA          10,000    San Diego Public Finance Authority, CA,
                                  (FGIC), 5.25%, 5/15/27                         10,224,000
  -----------------------------------------------------------------------------------------
                                                                            $    95,548,783
  -----------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.2%
  -----------------------------------------------------------------------------------------
  NR       AA-       $   3,500    Plymouth County, MA, (Plymouth County
                                  Correctional Facility), 7.00%, 4/1/22     $     3,935,645
  -----------------------------------------------------------------------------------------
                                                                            $     3,935,645
  -----------------------------------------------------------------------------------------
  Miscellaneous -- 1.0%
  -----------------------------------------------------------------------------------------
  NR       NR        $   5,890    American Samoa Economic Development
                                  Authority, (Executive Office Building),
                                  10.125%, 9/1/08                           $     6,117,118
  NR       A-            6,500    Los Angeles, CA, Regional Airports
                                  Improvement Corp., (LAXFuel), (AMT),
                                  6.50%, 1/1/32                                   6,749,535

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Miscellaneous (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $  10,200    Orange County, NC, (Community Activity
                                  Corp.), 8.00%, 3/1/24(1)                  $     6,120,000
  NR       NR            1,600    Pittsfield Township, MI, EDC, (Arbor
                                  Hospice), 7.875%, 8/15/27                       1,680,272
  NR       NR            3,445    Tax Revenue Exempt Securities Trust,
                                  Community Health Provider, (Pooled Loan
                                  Program Various States Trust
                                  Certificates), 5.50%, 12/1/36                   3,359,220
  -----------------------------------------------------------------------------------------
                                                                            $    24,026,145
  -----------------------------------------------------------------------------------------
  Nursing Home -- 6.4%
  -----------------------------------------------------------------------------------------
  NR       NR        $  13,125    Bell County, TX, (Riverside Healthcare,
                                  Inc. - Normandy Terrace), 9.00%, 4/1/23   $    15,760,106
  NR       NR            3,755    Collier County, FL, IDA, Retirement
                                  Rental, (Beverly Enterprises - Florida,
                                  Inc.), 10.75%, 3/1/03                           4,172,894
  NR       NR            4,945    Delaware County, PA, (Mainline-Haverford
                                  Nursing and Rehabilitation Centers),
                                  9.00%, 8/1/22                                   5,758,700
  NR       NR            2,150    Hillsborough County, FL, IDA, (Tampa Bay
                                  Retirement Center), 0.00%, 6/1/25               1,075,000
  NR       NR           10,150    Hillsborough County, FL, IDA, (Tampa Bay
                                  Retirement Center), 7.00%, 6/1/25               9,991,356
  Baa1     NR           10,000    Indianapolis, IN, (National Benevolent
                                  Association - Robin Run Village),
                                  7.625%, 10/1/22                                10,942,500
  NR       NR            3,475    Lackawanna County, PA, IDA, (Edella
                                  Street Associates), 8.875%, 9/1/14              3,834,871
  NR       NR            2,885    Luzerne County, PA, IDA, (River Street
                                  Associates), 8.75%, 6/15/07                     3,164,095
  NR       NR           13,250    Massachusetts IFA, (Age Institute of
                                  Massachusetts), 8.05%, 11/1/25                 14,785,278
  NR       NR           11,765    Mississippi Business Finance Corp.,
                                  (Magnolia Healthcare), 7.99%, 7/1/25           12,649,375

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Nursing Home (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $   6,750    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 6.625%, 8/15/05       $     7,267,793
  NR       NR           14,000    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 7.50%, 8/15/12             15,654,800
  NR       NR           12,500    Montgomery, PA, IDA, (Advancement of
                                  Geriatric Health Care Institute),
                                  8.375%, 7/1/23                                 13,417,000
  NR       NR            4,945    New Jersey EDA, (Claremont Health
                                  System, Inc.), 9.10%, 9/1/22                    5,525,691
  NR       NR            5,915    New Jersey EDA, (Victoria Health Corp.),
                                  7.75%, 1/1/24                                   6,447,350
  A3       BBB           3,870    Racine County, WI, Health Center,
                                  8.125%, 8/1/21                                  3,973,058
  NR       NR            5,000    Sussex County, DE, (Delaware Health
                                  Corp.), 7.50%, 1/1/14                           5,367,950
  NR       NR            5,000    Sussex County, DE, (Delaware Health
                                  Corp.), 7.60%, 1/1/24                           5,377,600
  NR       NR            2,470    Westmoreland, PA, (Highland Health
                                  Systems, Inc.), 9.25%, 6/1/22                   2,765,214
  -----------------------------------------------------------------------------------------
                                                                            $   147,930,631
  -----------------------------------------------------------------------------------------
  Senior Living / Life Care -- 4.1%
  -----------------------------------------------------------------------------------------
  NR       NR        $  14,700    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  5.75%, 12/15/28                           $    14,615,622
  NR       NR           10,000    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  6.60%, 12/15/28                                 9,947,100
  NR       NR           10,000    Atlantic Beach, FL, (Fleet Landing),
                                  8.00%, 10/1/24                                 11,147,000
  NR       NR           12,435    De Kalb County, GA, Private Hospital
                                  Authority, (Atlanta, Inc.), 8.50%,
                                  3/1/25(6)                                       6,217,500
  Aaa      AAA           2,100    Loudoun County, VA, IDA, (Falcons
                                  Landing), 9.25%, 7/1/04                         2,442,888
  NR       NR           15,000    Louisiana HFA, (HCC Assisted Living
                                  Group 1), (AMT), 9.00%, 3/1/25                 16,731,150

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Senior Living / Life Care (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $  12,400    North Miami, FL, HFA, (Imperial Club),
                                  6.75%, 1/1/33                             $    12,173,452
  NR       NR              800    North Miami, FL, HFA, (Imperial Club),
                                  9.00%, 1/1/12                                     800,000
  NR       NR            5,600    Ridgeland, MS, Urban Renewal, (The
                                  Orchard), 7.75%, 12/1/15                        6,054,888
  Baa2     BBB           2,565    South Dakota HEFA, (Prairie Lakes Health
                                  Care), 7.25%, 4/1/22                            2,847,766
  NR       NR            4,500    Vermont IDA, (Wake Robin Corp.), 8.75%,
                                  3/1/23                                          5,017,905
  NR       NR            7,500    Vermont IDA, (Wake Robin Corp.), 8.75%,
                                  4/1/23                                          8,363,175
  -----------------------------------------------------------------------------------------
                                                                            $    96,358,446
  -----------------------------------------------------------------------------------------
  Solid Waste -- 0.8%
  -----------------------------------------------------------------------------------------
  NR       NR        $  35,000    Robbins, Cook County, IL, (Robbins
                                  Resource Recovery Partners, L.P.),
                                  8.375%, 10/15/16                          $    18,900,000
  -----------------------------------------------------------------------------------------
                                                                            $    18,900,000
  -----------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.5%
  -----------------------------------------------------------------------------------------
  Aa3      AA-       $   7,500    Michigan State Trunk Line, 5.50%,
                                  11/1/18                                   $     8,027,775
  NR       AAA           4,500    Pennsylvania State Turnpike Commission,
                                  Oil Franchise Tax, Variable Rate,
                                  12/1/27(2)(3)                                   4,008,240
  -----------------------------------------------------------------------------------------
                                                                            $    12,036,015
  -----------------------------------------------------------------------------------------
  Transportation -- 2.7%
  -----------------------------------------------------------------------------------------
  NR       BBB-      $   5,750    Connector 2000 Association, Inc., South
                                  Carolina Bridge & Toll Road Revenue,
                                  (Southern Connector),
                                  5.25%, 1/1/23                             $     5,313,115
  Baa1     BBB+          4,735    Denver, CO, City and County Airport
                                  Revenue, (AMT), 7.50%, 11/15/23                 5,414,188
  Baa1     BBB+          6,000    Metropolitan Transportation Authority,
                                  NY, 5.50%, 7/1/17                               6,210,840
  A1       AA-          15,000    Port Authority of New York and New
                                  Jersey, (AMT), Variable Rate, 1/15/27(2)       16,627,200

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Transportation (continued)
  -----------------------------------------------------------------------------------------
  Aa3      A+        $   9,050    Triborough Bridge and Tunnel Authority,
                                  NY, 5.125%, 1/1/22                        $     9,013,167
  Aa3      A+           19,030    Triborough Bridge and Tunnel Authority,
                                  NY, 5.25%, 1/1/28                              19,209,263
  -----------------------------------------------------------------------------------------
                                                                            $    61,787,773
  -----------------------------------------------------------------------------------------
  Utilities - Electrical and Gas -- 0.2%
  -----------------------------------------------------------------------------------------
  NR       AAA       $   5,250    Philadelphia, PA, Natural Gas
                                  Works, Variable Rate, 7/1/28(2)           $     4,997,003
  -----------------------------------------------------------------------------------------
                                                                            $     4,997,003
  -----------------------------------------------------------------------------------------
  Water and Sewer -- 0.9%
  -----------------------------------------------------------------------------------------
  Aa2      AA        $  21,920    California State Department Water
                                  Resources, (Central Valley Water
                                  Systems), 5.25%, 12/1/24                  $    22,157,613
  -----------------------------------------------------------------------------------------
                                                                            $    22,157,613
  -----------------------------------------------------------------------------------------
  Total Tax-Exempt Investments
     (identified cost $2,120,011,312)                                       $ 2,324,406,664
  -----------------------------------------------------------------------------------------
  TAXABLE - INVESTMENT -- 0.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------
  Senior Living / Life Care -- 0.0%
  -----------------------------------------------------------------------------------------
  NR       NR        $     395    Ridgeland, MS, Urban Renewal, (The
                                  Orchard), 9.00%, 12/1/00                  $       395,356
  -----------------------------------------------------------------------------------------
                                                                            $       395,356
  -----------------------------------------------------------------------------------------
  Total Taxable-Investment
     (identified cost $395,000)                                             $       395,356
  -----------------------------------------------------------------------------------------
  Total Investments -- 100.0%
     (identified cost $2,120,406,312)                                       $ 2,324,802,020
  -----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

At March 31, 1999 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

  California                                             10.0%
  Others, representing less than 10% individually         90.0%

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 13.2% of total investments.

(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $78,922,113 or 3.3% of the Portfolio's net assets.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  When-issued security.
(6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $2,120,406,312)      $ 2,324,802,020
Cash                                            6,393,979
Receivable for investments sold                29,887,061
Interest receivable                            38,809,962
---------------------------------------------------------
TOTAL ASSETS                              $ 2,399,893,022
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $    22,600,000
Payable for when-issued securities              6,710,830
Other accrued expenses                             12,253
---------------------------------------------------------
TOTAL LIABILITIES                         $    29,323,083
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 2,370,569,939
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 2,166,174,231
Net unrealized appreciation (computed on
   the basis of identified cost)              204,395,708
---------------------------------------------------------
TOTAL                                     $ 2,370,569,939
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 1999
Investment Income
--------------------------------------------------------
Interest                                  $   74,742,610
--------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   74,742,610
--------------------------------------------------------

Expenses
--------------------------------------------------------
Investment adviser fee                    $    4,883,986
Trustees fees and expenses                        21,082
Custodian fee                                    199,701
Legal and accounting services                     85,548
Miscellaneous                                     58,761
--------------------------------------------------------
TOTAL EXPENSES                            $    5,249,078
--------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      199,701
--------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      199,701
--------------------------------------------------------

NET EXPENSES                              $    5,049,377
--------------------------------------------------------

NET INVESTMENT INCOME                     $   69,693,233
--------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   35,907,706
   Financial futures contracts                 2,152,292
--------------------------------------------------------
NET REALIZED GAIN                         $   38,059,998
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (103,466,676)
   Financial futures contracts                 3,608,750
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (99,857,926)
--------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (61,797,928)
--------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    7,895,305
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       MARCH 31, 1999      YEAR ENDED
in Net Assets                             (UNAUDITED)         SEPTEMBER 30, 1998
---------------------------------------------------------------------------------
From operations --
   Net investment income                   $     69,693,233      $    133,228,452
   Net realized gain                             38,059,998            62,170,470
   Net change in unrealized appreciation
      (depreciation)                            (99,857,926)           13,950,121
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                         $      7,895,305      $    209,349,043
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $    227,834,909      $    389,124,010
   Withdrawals                                 (205,285,053)         (439,963,679)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM
   CAPITAL TRANSACTIONS                    $     22,549,856      $    (50,839,669)
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                 $     30,445,161      $    158,509,374
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                     $  2,340,124,778      $  2,181,615,404
---------------------------------------------------------------------------------
AT END OF PERIOD                           $  2,370,569,939      $  2,340,124,778
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999      -------------------------------------------------------------------
                                          (UNAUDITED)            1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                        0.45%(2)        0.45%         0.52%         0.49%         0.50%         0.50%
Expenses after custodian fee reduction             0.43%(2)        0.43%         0.52%         0.48%         0.49%            --
Net investment income                              5.91%(2)        5.93%         6.51%         6.65%         7.00%         6.55%
Portfolio Turnover                                   20%             28%           17%           19%           54%           40%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                   $2,370,570      $2,340,125    $2,181,615    $2,212,478    $2,260,646    $2,210,936
---------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.
 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1999, the fee was equivalent to 0.41% of the Portfolio's average daily net assets for such period and amounted to $4,883,986. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1999, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $534,585,854 and $462,708,855, respectively, for the six months ended March 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 1999, as computed on a Federal income tax basis, are as follows:

Aggregate cost                            $ 2,120,406,312
---------------------------------------------------------
Gross unrealized appreciation             $   249,286,860
Gross unrealized depreciation                 (44,891,152)
---------------------------------------------------------
NET UNREALIZED APPRECIATION               $   204,395,708
---------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 1999, there were no outstanding obligations under these financial instruments.

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant